Net gains (losses) on financial instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Net gains (losses) on financial instruments designated at fair value through profit or loss [Abstract]
Summary of Net gains (losses) on financial instruments designated at fair value through profit or loss
Net gains (losses) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Financial liabilities designated at FVTPL:
Debt securities issued:
Gain (loss) on valuation	~~W~~	2,495	(6,466)	23,435
Gain on sale		—	—	11

		2,495	(6,466)	23,446
Compound financial instruments:
Gain (loss) on valuation		51,750	(29,162)	19,796
Loss on sale and redemption		(492,025)	(308,825)	(457,190)

		(440,275)	(337,987)	(437,394)

	~~W~~	(437,780)	(344,453)	(413,948)